Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net operating loss carry forward	$ 12,607	$ 10,170
Research and development expenses	801	753
Less – valuation allowance	(13,408)	(10,923)
Net deferred tax assets